ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Accounts receivable	$1,462,463	$3,418,263
Allowance for doubtful accounts	—	—
Accounts Receivable, Net	$1,462,463	$3,418,263

There was no bad debt expense during the year ended December 31, 2023 and 2022.